Pacer Data and Digital Revolution ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrials - 8.1%
AAON, Inc.	2,061	$239,859
Atkore, Inc.	901	73,377
Carrier Global Corp.	22,726	1,485,826
Johnson Controls International PLC	16,910	1,318,980
Legrand SA	6,616	680,067
Lennox International, Inc.	906	536,733
Nexans SA	1,095	107,172
nVent Electric PLC	4,153	270,319
SPX Technologies, Inc. (a)	1,169	173,620
		4,885,953

Information Technology - 91.8%(b)
Advanced Micro Devices, Inc. (a)	17,669	2,048,721
Akamai Technologies, Inc. (a)(c)	3,836	383,216
Ambarella, Inc. (a)	1,033	79,252
Arista Networks, Inc. (a)	19,205	2,212,992
AvePoint, Inc. (a)	4,729	88,811
Belden, Inc.	1,015	118,217
BlackBerry Ltd. (a)	14,908	66,086
Broadcom, Inc.	32,728	7,241,725
Calix, Inc. (a)	1,670	66,266
Check Point Software Technologies Ltd. (a)	2,785	607,186
Ciena Corp. (a)(c)	3,635	316,754
Cisco Systems, Inc.	43,410	2,630,646
Commvault Systems, Inc. (a)	1,094	174,230
Computacenter PLC	2,675	77,578
Confluent, Inc. - Class A (a)(c)	6,508	193,157
Couchbase, Inc. (a)	1,283	22,760
Credo Technology Group Holding Ltd. (a)	4,190	293,384
Crowdstrike Holdings, Inc. - Class A (a)	5,895	2,346,623
CyberArk Software Ltd. (a)	1,101	408,449
Datadog, Inc. - Class A (a)	7,870	1,123,128
Digi International, Inc. (a)	911	28,469
DigitalOcean Holdings, Inc. (a)	2,323	96,358
Dropbox, Inc. - Class A (a)	6,202	199,394
DXC Technology Co. (a)(c)	4,558	99,000
Dynatrace, Inc. (a)	7,524	434,511
Elastic NV (a)(c)	2,603	293,046
Extreme Networks, Inc. (a)	3,328	52,616
F5, Inc. (a)(c)	1,469	436,675
Fortinet, Inc. (a)	19,382	1,955,256
Hewlett Packard Enterprise Co.	32,890	696,939
Infinera Corp. (a)(c)	5,972	39,535
Informatica, Inc. - Class A (a)	6,584	169,077
Intel Corp.	109,295	2,123,602
InterDigital, Inc.	629	115,094
Juniper Networks, Inc.	8,347	290,976
Marvell Technology, Inc. (c)	21,956	2,477,954
MaxLinear, Inc. (a)	2,108	37,649
MicroStrategy, Inc. (a)(c)	4,631	1,550,412
MongoDB, Inc. (a)	1,866	510,015
Motorola Solutions, Inc.	4,231	1,985,397
Net One Systems Co. Ltd.	2,022	58,538
NetApp, Inc.	5,180	632,478
NetScout Systems, Inc. (a)	1,801	42,936
Nokia OYJ	141,643	668,569
Nutanix, Inc. (a)	6,795	467,258
NVIDIA Corp.	40,727	4,890,091
Okta, Inc. (a)	4,092	385,548
Oracle Corp.	31,766	5,402,126
Oracle Corp. Japan	3,226	295,934
Palo Alto Networks, Inc. (a)	10,007	1,845,491
Pure Storage, Inc. (a)	8,297	562,454
Qorvo, Inc. (a)	2,380	197,492
Qualys, Inc. (a)	915	127,560
Rapid7, Inc. (a)(c)	1,595	61,439
Seagate Technology Holdings PLC	5,352	515,719
Semtech Corp. (a)	1,896	126,956
SentinelOne, Inc. - Class A (a)	7,338	175,745
Snowflake, Inc. (a)	8,496	1,542,109
SolarWinds Corp.	4,292	63,865
Super Micro Computer, Inc. (a)(c)	14,771	421,269
TE Connectivity PLC	7,688	1,137,593
Tenable Holdings, Inc. (a)	3,027	130,433
Teradata Corp. (a)	2,427	77,446
Trend Micro, Inc. (a)	3,552	211,721
Varonis Systems, Inc. (a)	2,837	128,686
Western Digital Corp. (a)(c)	8,756	570,278
Zscaler, Inc. (a)	3,855	780,984
		55,611,874
TOTAL COMMON STOCKS (Cost $50,050,280)		60,497,827

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (d)	6,123,661	6,123,661
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,123,661)		6,123,661

TOTAL INVESTMENTS - 110.0% (Cost $56,173,941)		66,621,488
Liabilities in Excess of Other Assets - (10.0)%		(6,065,739)
TOTAL NET ASSETS - 100.0%		$60,555,749
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $6,010,501 which represented 9.9% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Data and Digital Revolution ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,497,827	$–	$–	$60,497,827
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	6,123,661
Total Investments	$60,497,827	$–	$–	$66,621,488

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,123,661 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.